Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Measured at fair value through profit and loss	$ 470	$ 1,155